Condensed consolidated statement of changes in equity (Parenthetical) - GBP (£) £ in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Capital redemption reserve	£ 3,415.0	£ 3,218.0
Value of own shares held	603.0	747.0
Issuance fees	1.5	1.6
Tax credit on share issue related cost	0.4	£ 0.4
Reclassification adjustments related to exchange differences upon wind down of business	92.0
Reclassification adjustments related to exchange differences upon capital repatriation	£ 38.0
On-market share buyback programme
Number of shares repurchased and cancelled	78.5
Consideration for shares repurchased	£ 474.3
Outstanding share repurchases, settlement amount	£ 0.0